Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure
Carrying Amount of Goodwill by Reportable Segments and Corporate Group
2018
			Purchase
	Balance at	Goodwill on	accounting	Goodwill	Balance at
(In thousands)	January 1, 2018	acquisition	adjustments	impairment	December 31, 2018
Banco Popular de Puerto Rico	$276,420	$60,242	$(16,414)	$-	$320,248
Popular U.S.	350,874	-	-	-	350,874
Total Popular, Inc.	$627,294	$60,242	$(16,414)	$-	$671,122
December 31, 2019
	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2019	impairment	2019	2019	impairment	2019
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$324,049	$3,801	$320,248	$324,049	$3,801	$320,248
Popular U.S.	515,285	164,411	350,874	515,285	164,411	350,874
Total Popular, Inc.	$839,334	$168,212	$671,122	$839,334	$168,212	$671,122
December 31, 2018
	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2018	impairment	2018	2018	impairment	2018
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$280,221	$3,801	$276,420	$324,049	$3,801	$320,248
Popular U.S.	515,285	164,411	350,874	515,285	164,411	350,874
Total Popular, Inc.	$795,506	$168,212	$627,294	$839,334	$168,212	$671,122

Schedule Of Finite Lived Intangible Assets By Major Class Text Block
	Gross		Net
	Carrying	Accumulated	Carrying
(In thousands)	Amount	Amortization	Value
December 31, 2019
Core deposits	$37,224	$29,792	$7,432
Other customer relationships	42,909	28,075	14,834
Trademark	488	138	350
Total other intangible assets	$80,621	$58,005	$22,616
December 31, 2018
Core deposits	$37,224	$26,070	$11,154
Other customer relationships	34,915	25,847	9,068
Trademark	488	41	447
Total other intangible assets	$72,627	$51,958	$20,669

Schedule Of Expected Amortization Expense Table Text Block
(In thousands)
Year 2020	$6,369
Year 2021	3,559
Year 2022	2,683
Year 2023	2,642
Year 2024	2,355
Later years	5,008